RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Schedule of Stock Options for Directors and Executive Officers [Table Text Block]
			New Exercise
		Old Exercise	Price per		Number of Stock
Name of Optionee	Grant Date	Price per Share	Share	Expiration Date	Options
Steven P. Nickolas	October 9, 2013	$0.605	$0.15	October 9, 2023	3,000,000
Richard A. Wright	October 9, 2013	$0.605	$0.15	October 9, 2023	3,000,000

			New Exercise
		Old Exercise	Price per		Number of Stock
Name of Optionee	Grant Date	Price per Share	Share	Expiration Date	Options
Steven P. Nickolas	October 9, 2013	$0.605	$0.15	October 9, 2023	3,000,000
Richard A. Wright	October 9, 2013	$0.605	$0.15	October 9, 2023	3,000,000